Subsequent Events - Additional Information (Detail) - Tantan Limited ("Tantan") [Member] - Subsequent Event [Member] $ in Millions	Feb. 23, 2018 USD ($) shares
Subsequent Events [Line Items]
Percentage of acquired equity interest	100.00%
Cash consideration	$ 600.9
Cash consideration paid	$ 229.8
Class A Common Stock [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares | shares	5,300,000